Other Income - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Other Income [Abstract]
Proceeds form insurance	$ 32.1	$ 75.0
Gains on change in fair value of derivatives	32.7	76.2
Insurance Receivable		6.5
Gains (losses) on disposals of property, plant and equipment	$ 0.0	$ 1.2